ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of September 30, 2024 and December 31, 2023 was as follows:

	September 30,	December 31,
	2024	2023
Accounts payable	$7,253,085	$3,475,570
Credit card payable	163,940	153,728
Accrued interest	850,186	233,611
Accrued expenses and other payables	217,400	210,049
Total accounts payable and accrued expenses	$8,484,611	$4,072,958

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of December 31, 2023, and 2022 was as follows:

	December 31,	December 31,
	2023	2022
Accounts payable	$3,475,570	$669,231
Credit card payable	153,728	29,454
Accrued interest	233,611	12,298
Accrued expenses and other payables	210,049	25,675
Total accounts payable and accrued expenses	$4,072,958	$736,658